SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

In accordance with ASC 855-10 an evaluation of subsequent events was performed through November 4, 2011, which is the date the financial statements were issued.   No items requiring disclosure were noted.